UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 08/31/09

Item 1.  Schedule of Investments.

	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	August 31, 2009
Shares				Market Value

	COMMON STOCK - 96.46%
	AEROSPACE/DEFENSE - 5.02%
14,000	General Dynamics Corp.			$ 828,660
20,000	L-3 Communications Holdings, Inc.			1,488,000
12,000	Lockheed Martin Corp.			899,760
17,000	Rockwell Collins, Inc.			782,680
21,000	United Technologies Corp.			1,246,560
				5,245,660
	APPAREL - 1.25%
23,600	Nike, Inc. - Cl. B			1,307,204

	BANKS - 6.05%
99,000	Bank of America Corp.			1,741,410
52,830	Bank of New York Mellon Corp.			1,564,296
45,000	JP Morgan Chase & Co.			1,955,700
25,000	PNC Financial Services Group, Inc.			1,064,750
				6,326,156
	BEVERAGES - 1.72%
31,800	PepsiCo, Inc.			1,802,106

	BIOTECHNOLOGY - 1.17%
22,000	Genzyme Corp. *			1,225,620

	CHEMICALS - 1.23%
15,500	Ecolab, Inc.			655,495
7,500	Monsanto Co.			629,100
				1,284,595
	COMMERCIAL SERVICES - 2.51%
25,000	ITT Educational Services, Inc. *			2,624,750

	COMPUTERS / NETWORK PRODUCTS - 6.99%
30,000	Accenture Ltd.			990,000
12,000	Apple, Inc. *			2,018,520
30,000	Hewlett Packard Co.			1,346,700
25,000	International Business Machines Corp.			2,951,250
				7,306,470
	CONGLOMERATES - 4.40%
20,000	Danaher Corp.			1,214,200
28,000	Illinois Tool Works, Inc.			1,170,960
20,000	ITT Industries, Inc.			1,001,600
25,000	Parker Hannifin Corp.			1,216,500
				4,603,260
	CONSUMER PRODUCTS - 2.56%
22,000	Colgate-Palmolive Co.			1,599,400
20,000	Procter & Gamble Co.			1,082,200
				2,681,600
	DIVERSIFIED FINANCIAL SERVICES - 6.04%
40,000	American Express Co.			1,352,800
13,000	Franklin Resources, Inc.			1,213,290
9,000	Goldman Sachs Group, Inc.			1,489,140
50,000	T Rowe Price Group, Inc.			2,266,000
				6,321,230

	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009
Shares				Market Value
	ELECTRICAL PRODUCTS - 0.78%
22,000	Emerson Electric Co.			$ 811,140

	ELECTRIC UTILITIES - 3.60%
28,000	Dominion Resources, Inc.			926,240
22,000	Exelon Corp.			1,100,440
25,000	Progress Energy, Inc.			988,250
24,000	Southern Co.			748,800
				3,763,730
	FOOD - 5.41%
26,300	General Mills, Inc.			1,570,899
61,000	HJ Heinz Co.			2,348,500
37,000	Kellogg Co.			1,742,330
				5,661,729
	INDUSTRIAL GASES - 0.95%
13,000	Praxair, Inc.			996,060

	MEDICAL - DRUGS - 6.23%
35,000	Abbott Laboratories			1,583,050
62,000	Bristol-Myers Squibb Co.			1,372,060
25,000	Johnson & Johnson			1,511,000
37,000	Medco Health Solutions, Inc. *			2,043,140
				6,509,250
	MEDICAL EQUIPMENT & SUPPLIES - 5.98%
34,000	Baxter International, Inc.			1,935,280
28,000	Medtronic, Inc.			1,072,400
54,000	St Jude Medical, Inc. *			2,081,160
28,000	Stryker Corp.			1,160,880
				6,249,720
	MINING - 0.53%
11,000	Vulcan Materials Co.			550,440

	MOTORCYCLES - 0.36%
15,800	Harley-Davidson, Inc.			378,884

	MULTIMEDIA - 0.87%
35,000	Walt Disney Co.			911,400

	OIL & GAS PRODUCERS - 8.43%
26,000	ChevronTexaco Corp.			1,818,440
30,000	ConocoPhillips			1,350,900
29,500	Exxon Mobil Corp.			2,039,925
48,000	Noble Corp.			1,681,440
25,319	Transocean Ltd. *			1,920,193
				8,810,898
	OIL & GAS SERVICES - 3.34%
60,000	Cameron International Corp. *			2,142,600
37,000	National Oilwell Varco, Inc. *			1,344,950
				3,487,550
	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009
Shares				Market Value
	RETAIL - 8.51%
28,000	Costco Wholesale Corp.			$ 1,427,440
30,000	CVS Caremark Corp.			1,125,600
28,000	Lowe's Companies, Inc.			602,000
35,000	McDonald's Corp.			1,968,400
30,000	Staples, Inc.			648,300
18,500	Target Corp.			869,500
21,500	Walgreen Co.			728,420
30,000	Wal-Mart Stores, Inc.			1,526,100
				8,895,760
	SOFTWARE & PROGRAMMING - 6.41%
38,000	Adobe Systems, Inc. *			1,193,960
25,000	Fiserv, Inc. *			1,206,250
86,000	Microsoft Corp.			2,119,900
100,000	Oracle Corp.			2,187,000
				6,707,110
	TELECOMMUNICATIONS - 5.33%
64,000	AT&T, Inc.			1,667,200
86,000	Cisco Systems, Inc. *			1,857,600
66,000	Verizon Communications, Inc.			2,048,640
				5,573,440
	TRANSPORTATION - 0.79%
10,000	Burlington Northern Santa Fe Corp.			830,200

	TOTAL COMMON STOCK			100,865,962
	( Cost - $99,000,651)

	MONEY MARKET FUNDS - 3.42%
3,578,085	BlackRock Liquidity Funds Temp Fund, 0.07%+			3,578,085

	TOTAL MONEY MARKET FUNDS			3,578,085
	( Cost - $3,578,085)

	TOTAL INVESTMENTS - 99.88%
	( Cost - $102,578,736)			$104,444,047
	OTHER ASSETS LESS LIABILITIES - 0.12%			122,922
	NET ASSETS - 100.00%			$104,566,969

* Non-Income producing security.
+ Variable rate security. Rate shown is as of August 31, 2009
At August 31, 2009, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:
				$ 11,717,164
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:
				(9,851,853)
Net unrealized appreciation				$ 1,865,311

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.
	North Country Equity Growth Fund
	SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 100,865,962	$ -	$ -	$ 100,865,962
Money Market Funds	$ 3,578,085		$ -	$ 3,578,085
Total	$ 104,444,047	$ -	$ -	$ 104,444,047
The Fund did not hold any Level 3 securities during the period.

	North Country Intermediate Bond Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	August 31, 2009
Principal Amount ($)			Coupon Rate (%)	Maturity	Market Value

	CORPORATE BONDS - 60.19%
	BANKS - 4.98%
1,100,000	American Express Centurion Bank		5.9500	6/12/2017	$ 1,083,138
2,500,000	Fifth Third Bank		4.2000	2/23/2010	2,519,470
1,000,000	Wells Fargo & Co.		5.0000	11/15/2014	1,027,346
					4,629,954
	BEVERAGES - 2.25%
1,000,000	Anheuser-Busch Cos., Inc.		5.6000	3/1/2017	1,035,558
500,000	Brown-Forman Corp. - Cl. B		5.2000	4/1/2012	535,212
500,000	Coca-Cola Co.		4.8750	3/15/2019	524,277
					2,095,047
	CHEMICALS - 2.85%
1,000,000	Monsanto Co.		5.1250	4/15/2018	1,051,694
500,000	Praxair, Inc.		3.2500	9/15/2015	499,576
500,000	Praxair, Inc.		5.2500	11/15/2014	550,307
500,000	Praxair, Inc.		5.3750	11/1/2016	549,127
					2,650,704
	COMMERCIAL & PROFESSIONAL SERVICES - 0.55%
500,000	Dun & Bradstreet Corp.		5.5000	3/15/2011	513,933

	COMMUNICATIONS EQUIPMENT - 1.76%
1,500,000	Cisco Systems, Inc.		5.5000	2/22/2016	1,638,828

	COSMETICS - 2.25%
2,000,000	Avon Products, Inc.		5.1250	1/15/2011	2,092,692

	DIVERSIFIED FINANCIAL SERVICES - 5.81%
500,000	Caterpillar Financial Services Corp.		4.2500	2/8/2013	510,762
1,000,000	General Electric Capital Corp.		4.2500	6/15/2012	1,023,829
1,000,000	General Electric Capital Corp.		5.3750	10/20/2016	1,009,151
1,000,000	General Electric Capital Corp.		5.4000	9/20/2013	1,053,995
1,200,000	Household Finance Corp.		6.3750	10/15/2011	1,259,272
500,000	John Deere Capital Corp.		5.2500	10/1/2012	540,034
					5,397,043
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.11%
1,000,000	Emerson Electric Co.		5.1250	12/1/2016	1,035,338

	ELECTRIC UTILITIES- 4.90%
1,000,000	Alabama Power Co.		5.2000	1/15/2016	1,071,290
1,000,000	Commonwealth Edison Co.		6.1500	3/15/2012	1,080,702
1,000,000	Detroit Edison Co.		5.6000	6/15/2018	1,052,970
500,000	Dominion Resources, Inc.		5.1500	7/15/2015	521,205
500,000	Southern Power Co.		4.8750	7/15/2015	515,000
300,000	Virginia Electric and Power		4.5000	12/15/2010	310,332
					4,551,499
	FOODS - 5.09%
500,000	Campbell Soup Co.		4.5000	2/15/2019	508,954
1,950,000	Hershey Co.		5.4500	9/1/2016	2,070,081
500,000	Kellogg Co.		4.2500	3/6/2013	526,524
1,000,000	Kraft Foods, Inc.		5.2500	10/1/2013	1,077,772
500,000	Kraft Foods, Inc.		6.2500	6/1/2012	547,047
					4,730,378
	FOREST PRODUCTS & PAPER - 1.08%
1,000,000	International Paper Co.		6.7500	9/1/2011	1,006,441

	HEALTHCARE SERVICES - 0.55%
500,000	UnitedHealth Group, Inc.		5.0000	8/15/2014	512,755

	HOUSEHOLD PRODUCTS - 0.52%
500,000	Fortune Brands, Inc.		5.3750	1/15/2016	481,494
	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009
Principal Amount			Coupon Rate (%)	Maturity	Market Value
	HOUSEWARES - 0.87%
800,000	Newell Rubbermaid, Inc.		5.5000	4/15/2013	$ 806,782

	INSURANCE - 1.51%
500,000	Berkshire Hathaway Finance Corp.		4.6000	5/15/2013	522,248
1,000,000	Genworth Financial, Inc. - Cl. A		5.6500	6/15/2012	877,562
					1,399,810
	INVESTMENT SERVICES - 7.11%
2,000,000	Lehman Brothers Holdings, Inc.		5.7500	5/17/2013	350,000
500,000	Lehman Brothers Holdings, Inc.		5.7500	1/3/2017	50
300,000	Bear Stearns Co., Inc.		4.5000	10/28/2010	311,118
500,000	Bear Stearns Co., Inc.		5.5500	1/22/2017	504,365
1,000,000	Bear Stearns Co., Inc.		5.7000	11/15/2014	1,079,405
1,000,000	Goldman Sachs Group, Inc.		5.1250	1/15/2015	1,039,865
250,000	Goldman Sachs Group, Inc.		5.6250	1/15/2017	252,069
1,000,000	Goldman Sachs Group, Inc.		6.6000	1/15/2012	1,084,176
2,000,000	Merrill Lynch & Co., Inc.		5.0000	1/15/2015	1,991,131
					6,612,179
	IRON / STEEL - 0.58%
500,000	Nucor Corp.		5.8500	6/1/2018	543,474

	MISCELLANEOUS MANUFACTURING - 0.57%
500,000	Honeywell International, Inc.		4.2500	3/1/2013	526,480

	MULTIMEDIA - 0.59%
500,000	Walt Disney Co.		5.6250	9/15/2016	550,797

	OIL & GAS - 3.09%
500,000	Anadarko Finance Co.		6.7500	5/1/2011	530,452
500,000	Anadarko Petroleum Corp.		5.9500	9/15/2016	519,966
500,000	Apache Corp.		5.2500	4/15/2013	530,342
300,000	BJ Services Co.		5.7500	6/1/2011	314,160
1,000,000	Sunoco, Inc.		5.7500	1/15/2017	979,597
					2,874,517
	PHARMACEUTICALS - 3.21%
500,000	Abbott Laboratories		5.1500	11/30/2012	545,758
1,000,000	GlaxoSmithKline Capital, Inc.		5.6500	5/15/2018	1,090,986
250,000	Merck & Co., Inc.		1.8750	6/30/2011	252,680
1,000,000	Wyeth		5.5000	2/1/2014	1,090,724
					2,980,148
	RETAIL - 2.73%
1,000,000	Home Depot, Inc.		5.4000	3/1/2016	1,028,642
500,000	Wal-Mart Stores, Inc.		3.2000	5/15/2014	509,304
1,000,000	Wal-Mart Stores, Inc.		4.1250	2/1/2019	998,079
					2,536,025
	TELECOMMUNICATIONS - 6.23%
1,000,000	AT&T, Inc.		4.9500	1/15/2013	1,068,918
1,000,000	AT&T, Inc.		5.6000	5/15/2018	1,056,200
1,000,000	AT&T, Inc. Global Bond		5.3000	11/15/2010	1,041,662
500,000	BellSouth Corp.		4.2000	9/15/2009	500,466
500,000	BellSouth Corp.		5.2000	9/15/2014	538,609
500,000	Verizon Global		4.3750	6/1/2013	516,769
1,000,000	Verizon NJ, Inc.		5.8750	1/17/2012	1,065,314
					5,787,938

	TOTAL CORPORATE BONDS				55,954,256
	( Cost - $53,171,211)

	U.S. GOVERNMENT & AGENCY OBLIGATIONS -34.89%
	GOVERNMENT AGENCIES- 31.38%
500,000	Federal Home Loan Banks		5.1250	9/29/2010	524,434
1,000,000	Federal Home Loan Banks		2.6250	3/11/2011	1,027,091
1,000,000	Federal Home Loan Banks		5.6500	6/29/2012	1,041,984
	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009
Principal Amount			Coupon Rate (%)	Maturity	Market Value
	GOVERNMENT AGENCIES- 31.38% (Continued)
1,000,000	Federal Home Loan Banks		4.8200	11/13/2012	$ 1,009,174
2,000,000	Federal Home Loan Banks		2.5000	4/8/2013	2,007,200
1,000,000	Federal Home Loan Banks		5.2500	9/13/2013	1,109,489
2,000,000	Federal Home Loan Banks		3.2500	3/18/2014	2,014,888
2,000,000	Federal Home Loan Banks		3.0500	6/18/2014	1,991,986
500,000	Federal Home Loan Banks		5.2500	9/12/2014	557,333
2,000,000	Federal Home Loan Banks		5.0000	12/21/2015	2,174,602
1,500,000	Federal Home Loan Banks		4.1000	1/28/2016	1,500,570
2,000,000	Federal Home Loan Banks		4.2500	2/26/2016	1,988,191
1,000,000	Federal Home Loan Banks		4.2500	3/9/2018	1,039,997
1,000,000	Federal Home Loan Banks		4.7500	3/25/2019	1,003,314
2,000,000	Federal National Mortgage Association		3.2500	2/10/2010	2,026,102
2,000,000	Federal National Mortgage Association		2.5000	3/19/2012	2,015,850
2,000,000	Federal National Mortgage Association		4.8000	11/27/2012	2,021,862
2,000,000	Federal National Mortgage Association		3.6250	2/12/2013	2,099,912
2,000,000	Federal National Mortgage Association		4.0000	6/24/2016	2,013,782
					29,167,761
	UNITED STATES TREASURY BONDS - 3.51%
1,000,000	United States Treasury Inflation Indexed Bonds		1.2500	4/15/2014	1,019,976
1,000,000	United States Treasury Inflation Indexed Bonds		1.8750	7/15/2015	1,122,771
1,000,000	United States Treasury Inflation Indexed Bonds		2.3750	1/15/2017	1,118,359
					3,261,106

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS				32,428,867
	(Cost - $34,835,335)

	MONEY MARKET FUNDS - 4.68%
4,351,715	BlackRock Liquidity Funds Temp Fund, 0.07%+				4,351,715

	TOTAL MONEY MARKET FUNDS				4,351,715
	( Cost - $4,351,715)

	TOTAL INVESTMENTS - 99.76%
	( Cost - $92,358,261)				$92,734,838
	OTHER ASSETS LESS LIABILITIES - 0.24%				223,745
	NET ASSETS - 100.00%				$92,958,583

+ Variable rate yield; the coupon rate shown represents the rate at August 31, 2009.
Represents cost for financial reporting purposes.  Aggregate cost for financial reporting purposes is $92,358,261 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

At August 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:
					$ 2,831,160
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:
					(2,454,583)
Net unrealized appreciation					$ 376,577

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

	North Country Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
	August 31, 2009

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3		Total
Corporate Bonds	$ -	$ 55,954,256	$ -		$ 55,954,256
U.S. Government & Agency Obligations	$ -	$ 32,428,867	$ -		$ 32,428,867
Money Market Funds	$ 4,351,715		$ -		$ 4,351,715
Total	$ 4,351,715	$ 88,383,123	$ -		$ 92,734,838
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       10/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      10/23/09

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, Treasurer

Date      10/23/09